Document and Entity Information	Jan. 11, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001111485
Document Type	8-K/A
Document Period End Date	Jan. 11, 2026
Entity Registrant Name	RxSight, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40690
Entity Tax Identification Number	94-3268801
Entity Address, Address Line One	100 Columbia
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	521-7830
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RXST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is also being filed to correct the vesting schedule of the Option (as defined in the Initial Report). The shares subject to the Option are subject to vesting on the following terms: 25% of the shares subject to the Option will vest on the one-year anniversary of January 11, 2026, with the balance vesting equally monthly over the following three years, such that all of the shares subject to the Option will be fully vested four years from January 11, 2026, subject to Mr. Wilterding’s continued employment with the Company through each applicable vesting date and the terms of the applicable Option agreement. Except as expressly set forth herein, this Current Report on Form 8-K/A does not amend the Initial Report in any way and does not modify or update any other disclosures contained in the Initial Report.